Intangible Assets, Net (Details) - Schedule of Amortization Expense - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Schedule of Amortization Expense [Abstract]
Twelve months ending June 30, 2025	$ 874,100	$ 795,017
Twelve months ending June 30, 2026	874,100	636,143
Twelve months ending June 30, 2027	874,100	636,143
Twelve months ending June 30, 2028	717,359	636,143
Twelve months ending June 30, 2029		427,490
Total	$ 4,230,726	$ 3,130,936